Provision for credit losses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision for credit losses
Provision for loan losses	SFr 190	SFr 249	SFr 295
Provision for lending-related and other exposures	20	3	29
Provision for credit losses	210	252	324
Bank
Provision for credit losses
Provision for loan losses	190	249	295
Provision for lending-related and other exposures	20	3	29
Provision for credit losses	SFr 210	SFr 252	SFr 324